Submission	Oct. 20, 2025
Submission [Line Items]
Central Index Key	0001494558
Registrant Name	AMBOW EDUCATION HOLDING LTD.
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A